Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 51,877,880
Ending balance	52,872,223	$ 51,877,880
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,232,137
Ending balance	43,111,104	42,232,137
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,297,056
Ending balance	3,354,419	3,297,056
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,074,695
Ending balance	2,911,542	3,074,695
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	233,724
Ending balance	240,561	233,724
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,265,673
Ending balance	1,586,205	1,265,673
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,773,880
Ending balance	1,667,925	1,773,880
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	715
Ending balance	467	715
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,971,312	63,488,625
Increases	4,118,870	2,788,885
Decreases	227,955	301,970
Transfers	786,554	2,155
Exchange differences	(5,702)	(6,383)
Ending balance		65,971,312
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 45,999,203	$ 45,013,754
Total life estimated in years	50 years	50 years
Increases	$ 298,506	$ 290,329
Decreases	87,401
Transfers	1,718,510	695,120
Ending balance		45,999,203
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,994,054	$ 5,558,958
Total life estimated in years	10 years	10 years
Increases	$ 194,542	$ 130,920
Decreases	2,009	26,331
Transfers	425,264	334,770
Exchange differences	(136)	(4,263)
Ending balance		5,994,054
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 8,289,825	$ 7,338,380
Total life estimated in years	5 years	5 years
Increases	$ 638,911	$ 750,483
Decreases	30,785	202
Transfers	506,709	201,180
Exchange differences	(770)	(16)
Ending balance		8,289,825
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,287,553	$ 1,264,858
Total life estimated in years	5 years	5 years
Increases	$ 128,433	$ 122,035
Decreases	82,915	98,648
Transfers	3,217
Exchange differences		(692)
Ending balance		1,287,553
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,265,673	1,795,021
Increases	2,203,736	699,567
Transfers	(1,883,204)	(1,228,915)
Ending balance		1,265,673
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,133,674	$ 2,513,628
Total life estimated in years	5 years	5 years
Increases	$ 654,427	$ 795,515
Decreases	24,431	174,456
Transfers	16,058
Exchange differences	(4,458)	(1,013)
Ending balance		3,133,674
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,330	$ 4,026
Total life estimated in years	3 days	3 days
Increases	$ 315	$ 36
Decreases	414	2,333
Exchange differences	(338)	(399)
Ending balance		1,330
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,093,432	10,579,238
Decreases	110,760	168,844
Depreciation	3,691,727	3,708,386
Transfers	98,603	(18,005)
Exchange differences	(2,146)	(7,343)
Ending balance	17,770,856	14,093,432
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,767,066	2,852,796
Decreases	11,052
Depreciation	963,435	932,630
Transfers	98,265	(18,360)
Ending balance	4,817,714	3,767,066
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,696,998	2,166,229
Decreases	995	23,751
Depreciation	561,272	558,415
Transfers	133	212
Exchange differences	(112)	(4,107)
Ending balance	3,257,296	2,696,998
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,215,130	3,900,756
Decreases	4,624	1,088
Depreciation	1,283,050	1,315,500
Transfers	(704)	143
Exchange differences	(504)	(181)
Ending balance	6,492,348	5,215,130
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,053,829	1,033,050
Decreases	73,018	92,144
Depreciation	114,737	113,615
Transfers	179
Exchange differences		(692)
Ending balance	1,095,727	1,053,829
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,359,794	622,409
Decreases	20,657	48,951
Depreciation	768,827	788,194
Transfers	730
Exchange differences	(1,349)	(1,858)
Ending balance	2,107,345	1,359,794
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	615	3,998
Decreases	414	2,910
Depreciation	406	32
Exchange differences	(181)	(505)
Ending balance	$ 426	$ 615